CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of total managed capital structure of the Trust
The Trust’s capital structure comprises the total of the stapled unitholders’ equity and debt. The total managed capital of the Trust is summarized below:

As at December 31,	2023	2022
Unsecured debentures, net	$1,892,236	$1,893,186
Unsecured term loans, net	1,173,746	1,090,451
Derivative (assets) liabilities, net(1)	(100,813)	(138,388)
Secured debt	—	51,373
Total debt	2,965,169	2,896,622
Stapled unitholders’ equity	5,276,951	5,475,375
Total managed capital	$8,242,120	$8,371,997
(1)     Balance represents derivative (assets) net of derivative liabilities (note 8(c)).